Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common Stock	Capital Surplus	Legal Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock at Cost	Non- controlling Interests
Balance at Mar. 31, 2009	¥ 616,243	¥ 84,070	¥ 93,150	¥ 19,539	¥ 452,791	¥ (62,184)	¥ (9,082)	¥ 37,959
Net income	47,908				42,326			5,582
Other comprehensive income (loss)	30,375					28,429		1,946
Cash dividends paid to Kubota Corporation shareholders	(17,814)				(17,814)
Cash dividends paid to noncontrolling interests	(489)							(489)
Purchases and sales of treasury stock	(183)						(183)
Increase in noncontrolling interests related to contribution	2,109							2,109
Changes in ownership interests in subsidiaries	(6,530)		(3,909)			(736)		(1,885)
Balance at Mar. 31, 2010	671,619	84,070	89,241	19,539	477,303	(34,491)	(9,265)	45,222
Net income	61,108				54,822			6,286
Other comprehensive income (loss)	(33,783)					(30,710)		(3,073)
Cash dividends paid to Kubota Corporation shareholders	(15,267)				(15,267)
Cash dividends paid to noncontrolling interests	(307)							(307)
Purchases and sales of treasury stock	(75)		1				(76)
Increase in noncontrolling interests related to contribution	395		(5)					400
Changes in ownership interests in subsidiaries	(2,329)		(97)			(180)		(2,052)
Balance at Mar. 31, 2011	681,361	84,070	89,140	19,539	516,858	(65,381)	(9,341)	46,476
Net income	66,019				61,552			4,467
Other comprehensive income (loss)	(17,962)					(15,117)		(2,845)
Cash dividends paid to Kubota Corporation shareholders	(17,700)				(17,700)
Cash dividends paid to noncontrolling interests	(291)							(291)
Purchases and sales of treasury stock	(9,987)						(9,987)
Increase in noncontrolling interests related to contribution	73							73
Changes in ownership interests in subsidiaries	5,701		(306)			(44)		6,051
Balance at Mar. 31, 2012	¥ 707,214	¥ 84,070	¥ 88,834	¥ 19,539	¥ 560,710	¥ (80,542)	¥ (19,328)	¥ 53,931